CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total convertible notes payable	$ 3,484,990	$ 3,225,225	$ 1,798,249
Less debt discounts	(1,480,337)	(1,154,327)	(1,141,396)
Convertible notes payable, net	2,004,653	2,070,898	656,853
Less current portion of convertible notes	(2,004,653)	(2,070,898)	(156,853)
Long-term convertible notes payable	0	0	500,000
Convertible Notes Payable One [Member]
Total convertible notes payable	619,490	619,490	570,000
Convertible Notes Payable Two [Member]
Total convertible notes payable	2,495,000	2,495,000
Convertible Notes Payable Three [Member]
Total convertible notes payable	360,000	0
Shield Saver, LLC and JAG [Member]
Total convertible notes payable	0	100,235	547,749
Series A Preferred Stock [Member]
Total convertible notes payable	$ 10,500	10,500	10,500
Total convertible notes payable		$ 619,490	$ 670,000